Deferred Costs, Capitalized, Prepaid, and Other Assets	3 Months Ended
Jun. 30, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets
Other Assets Disclosure [Text Block]

NOTE 3 – TRADEMARK

Trademarks consisted of the following as of:

	June 30,	December 31,
	2011	2010
Trademarks	$ 5,775	$ _
Accumulated amortization	(234)	_
	$ 5,541	$ _

During the three months ended June 30, 2011, the Company recorded amortization expense of $145.

During the six months ended June 30, 2011, the Company recorded amortization expense of $234.